9. RECOVERABLE TAXES	12 Months Ended
Dec. 31, 2020
Disclosure of recoverable taxes [abstract]
RECOVERABLE TAXES
9.	RECOVERABLE TAXES
	2020	2019
Current
ICMS (VAT)	97	65
PIS/Pasep (a) (b)	311	3
Cofins (a) (b)	1,426	7
Others	16	24
	1,850	99
Non-current
ICMS (VAT) (b)	257	277
PIS/Pasep (a)	588	1,102
Cofins (a)	2,594	4,968
Others	3	2
	3,442	6,349
	5,292	6,448

a)	Pis/Pasep and Cofins taxes credits over ICMS

On May 8, 2019, the Company and its subsidiaries Cemig D and Cemig GT obtained a final unappealable ruiling recognizing their right to exclude the ICMS amounts from the calculation basis of PIS/Pasep and Cofins taxes, as from five years prior to the action initial filing– that is, from July 2003.

Thus, the Company recorded the PIS/Pasep and Cofins credits corresponding to the amount of these taxes over ICMS paid from the period of July 2003 to May 2019.

A final unappealable ruling was also handed to Cemig’s wholly-owned subsidiaries Sá Carvalho, Cemig Geração Distribuída (former UTE Ipatinga S.A.), Cemig Geração Poço Fundo S.A. (previously denominated UTE Barreiro S.A.) and Horizontes Energia S.A..

The Company has two expedients to recover the tax credits: (i) offsetting amounts receivable against amounts payable of PIS/Pasep and Cofins taxes, monthly, within the five-year period specified by the relevant law of limitation; or (ii) receiving securities issued in connection with Federal Government debts (“precatórios”).

Cemig D and Cemig GT prioritized the credits offsetting, to accelerate recovery. For the Company itself, priority will be given to receipt of the credits through precatórios letters of credit, since the Company does not have enough monthly payments of PIS/Pasep and Cofins taxes to enable offsetting.

On May 12, 2020, the Brazilian tax authority (Receita Federal) granted the Company’s request for ratification of the credits of PIS/Pasep and Cofins taxes arising from the legal action on which final judgment, subject to no further appeal, was given in favor of Cemig D and Cemig GT in 2019 and the subsidiaries are offsetting the amount receivable against amounts of federal taxes payable on a monthly basis, starting in May 2020, within the five-year statute of limitations period

The Company recorded in current asset and non-current asset the amounts of R$1,725 and R$ 3,180, respectively, corresponding to the tax credits of PIS/Pasep and Cofins.

Based on the opinion of its legal advisers, the Company believes that a portion of the tax credits to be received by Cemig D should be reimbursed to its customers, considering a maximum period for calculation of the reimbursement of 10 years. Thus, Cemig D has constituted a liability corresponding to the total amount of the tax credits comprising the period of the last 10 years, from June 2009 to May 2019, net of PIS/Pasep and Cofins taxes over monetary updating, presented in Note 21. Cemig D awaits from the grantor a conclusion about the mechanisms and criteria for the reimbursement to its customers.

On February 9, 2021, Aneel held a public consultation aimed at discussing how to return tax credits to customers, as described in Note 21. Aneel's proposal, which is being discussed, provides for the return of the amounts through a rebate in the next tariff review, within a period of up to five years. Aneel did not comment on the period for returning these credits to the customers.

The accounting effects relating to the recognition of the PIS/Pasep and Cofins taxes credits, including their monetary updating by the Selic rate, were recognized in the statement of income in 2019, at net amount, updated to December 31, 2019, of R$1,965. Out of this amount, R$1,428 and R$1,550 were recognized as operational revenue and financial revenue (net of PIS/Pasep and Cofins taxes), respectively. In addition, the amount of R$1,012 was recorded as IRPJ and CSLL.

These credits and the reimbursement to customers are updated by the Selic rate until offsetting of the amount receivable against amounts payable or until reimbursement to customers. On December 31, 2020, the net effect in the finance income is R$42, more details see note 29.

Until December 31, 2020, credits of PIS/Pasep and Cofins taxes offset against payable federal taxes amouted R$1,275.

b)	Other recoverable taxes

The ICMS (VAT) credits, reported in non-current assets, arise mainly from acquisitions of property, plant and equipment, and intangible assets, and can be offset against taxes payable in the next 48 months. The transfer to non-current is made in accordance with management's best estimate of the amounts which will likely be realized in 12 months after these financial statements reporting date.

Credits of PIS/Pasep and Cofins generated by the acquisition of machinery and equipment can be offset immediately.